Subsequent Events (Details)		1 Months Ended
	Apr. 30, 2024	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Jan. 31, 2024	Jan. 01, 2024 CNY (¥)	Jan. 01, 2024 USD ($)	Dec. 31, 2023	Jul. 05, 2023	Jun. 27, 2022
Subsequent Events [Line Items]
Entitled borrowing					¥ 20,500,000	$ 2,894,376
Annual interest rate							13.50%	10.512%	10.512%
Provided loans		¥ 13,935,734	$ 1,967,574
Subsequent Event [Member]
Subsequent Events [Line Items]
Entitled borrowing					¥ 21,000,000	$ 2,964,971
Annual interest rate					4.50%	4.50%
Shareholder Loans [Member]
Subsequent Events [Line Items]
Percentage of interest		6.00%	6.00%
Forecast [Member]
Subsequent Events [Line Items]
Shareholder acquired percentage	49.00%
Qingdao Oranda Supply Chain Management Co., Ltd. Acquisition [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of acquired				51.00%
Shenzhen Jiniu International Logistics Co Ltd [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of acquired				51.00%
Shenzhen Jiniu International Logistics Co Ltd [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of acquired	49.00%
HK(FASTFLY)International Logistics Co.,Limited [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of acquired	51.00%